Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2022
Other Current Assets [Abstract]
Summary of Other Current Assets
The composition of other current assets as of 31 December 2022 and 2021 is as follows (in thousands):

	2022	2021
Value-added tax	6,468	4,725
Prepaid expenses	20,601	9,320
Proceeds receivable from Convertible Bonds (see Note 20)	3,520	—
Derivative asset	851	—
Other short-term receivables	1,509	691

	32,949	14,736